UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (82.4%)
$4,375	Austin Trust, Metropolitan Water District of Southern California Waterworks Ser 2007 A Custody Receipts Ser 2008-1087	0.31%	04/07/11	$4,375,000
	Bay Area Toll Authority,
3,000	San Francisco Bay Area Toll Bridge 2006 Ser C-1	0.22	04/07/11	3,000,000
1,000	San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.17	04/07/11	1,000,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901	0.26	04/07/11	1,000,000
1,000	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.24	04/07/11	1,000,000
1,300	California Educational Facilities Authority, California Institute of Technology 2006 Ser A	0.22	04/07/11	1,300,000
1,000	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.24	04/07/11	1,000,000
	California Health Facilities Financing Authority,
2,210	Kaiser Permanente Ser 2006 C	0.23	04/07/11	2,210,000
2,000	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.20	04/07/11	2,000,000
2,500	Scripps Health Ser 2008 F	0.20	04/07/11	2,500,000
2,720	Sisters of Charity of Leavenworth Health System Ser 2003	0.23	04/07/11	2,720,000
1,950	Stanford Hospital Ser 2008 B-2	0.23	04/07/11	1,950,000
2,500	California Infrastructure & Economic Development Bank, Los Angeles SPCA Ser 2002 A	0.24	04/07/11	2,500,000
	California Statewide Communities Development Authority,
1,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.24	04/07/11	1,000,000
3,500	University of San Diego Ser 2005	0.23	04/07/11	3,500,000
	East Bay Municipal Utility District,
1,000	Wastewater System Ser 2011 A	0.27	02/01/12	1,000,000
1,000	Water System Sub Refg Ser 2008 A-2	0.18	04/07/11	1,000,000
700	Water System Sub Refg SIFMA Ser 2010 A-2	0.29	03/01/12	700,000
1,500	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM Insd)	0.25	04/07/11	1,500,000
	Eastern Municipal Water District,
1,620	Water & Sewer Ser 2008 E (COPs)	0.19	04/07/11	1,620,000
2,450	Water & Sewer Ser 2008 G (COPs)	0.18	04/07/11	2,450,000
2,000	Irvine Assessment District No 94-15, Improvement Bond Act 1915	0.24	04/01/11	2,000,000
1,300	Long Beach, Memorial Health Services Ser 1991	0.23	04/07/11	1,300,000
1,200	Los Angeles, Wastewater System Sub Ser 2008 C	0.18	04/07/11	1,200,000
2,000	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.22	04/07/11	2,000,000
	Los Angeles Department of Water & Power,
2,000	Power System 2001 Ser B Subser B-2	0.19	04/07/11	2,000,000
2,100	Water System 2001 Ser B Subser B-1	0.16	04/07/11	2,100,000
2,000	Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.26	04/07/11	2,000,000
1,050	Orange County Sanitation District, Ser 2000 B (COPs)	0.25	04/01/11	1,050,000
1,000	Pittsburg Public Financing Authority, Water Ser 2008	0.26	04/07/11	1,000,000
1,300	Rancho Water District Financing Authority, Ser 2008 B	0.20	04/07/11	1,300,000
2,000	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority, Sales Tax Ser 2010 Floater Certificates Ser E-17	0.25	04/07/11	2,000,000
1,450	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.20	04/07/11	1,450,000
2,700	San Bernardino County Flood Control District, Judgment Ser 2008	0.19	04/07/11	2,700,000
3,000	San Francisco City & County Airport Commission, 2009 Second Ser 36-A	0.22	04/07/11	3,000,000
	Santa Clara Valley Transportation Authority,
1,200	Sales Tax Ser 2008 A	0.21	04/07/11	1,200,000
1,000	Sales Tax Ser 2008 B	0.20	04/07/11	1,000,000
1,810	Torrance, Torrance Memorial Medical Center Ser 2010 B	0.23	04/07/11	1,810,000
1,000	Western Municipal Water District Facilities Authority, Ser 2009 A	0.18	04/07/11	1,000,000

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$2,000	Whittier, Presbyterian Intercommunity Hospital Ser 2009 C	0.20%	04/07/11	$2,000,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $71,435,000)			71,435,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	California Tax-Exempt Short-Term Municipal Notes and Bonds (9.8%)
	California School Cash Reserve Program Authority,
1,200	2010-2011 Ser G Bonds, dtd 07/01/10	2.00%	06/01/11	0.90%	1,202,185
1,000	2010-2011 Ser N Bonds, dtd 04/14/11	2.50	12/30/11	0.83	1,011,800
300	California Statewide Communities Development Authority, Glenn County Ser 2010 A-2 TRANs, dtd 07/01/10	2.00	06/30/11	0.85	300,844
200	Imperial Community College District, Ser 2010-11 TRANs, dtd 07/01/10	2.00	06/30/11	0.85	200,562
	Los Angeles County Schools Pooled Financing Program,
1,250	Pooled 2010-2011 Ser A TRANs, dtd 07/01/10	2.00	06/30/11	0.87	1,253,452
2,000	Pooled 2010-2011 Ser F-1 TRANs, dtd 03/31/11	2.00	02/01/12	0.85	2,019,018
450	Oxnard Financing Authority, Ser 2010 BANs, dtd 06/16/10	2.00	06/25/11	1.15	450,881
1,000	San Diego County & School Districts, Ser 2010 B- 2 TRANs, dtd 07/01/10	2.00	04/29/11	0.90	1,000,837
1,000	Val Verde Unified School District, Ser 2011 B TRANs, dtd 03/31/11	2.00	10/03/11	0.75	1,006,296

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $8,445,875)				8,445,875

	California Tax-Exempt Commercial Paper (9.0%)
	San Diego County Water Authority,
1,000	Ser 1	0.30	04/01/11	0.30	1,000,000
1,000	Ser 1	0.33	05/05/11	0.33	1,000,000
1,300	Ser 2	0.27	04/06/11	0.27	1,300,000
1,000	Ser 2	0.28	05/24/11	0.28	1,000,000
2,500	San Francisco County Transportation Authority, 2004 Ser A	0.30	05/09/11	0.30	2,500,000
1,000	San Gabriel Valley Council of Governments, Alameda Corridor-East GANs	0.31	06/06/11	0.31	1,000,000

	Total California Tax-Exempt Commercial Paper (Cost $7,800,000)				7,800,000

	Total Investments (Cost $87,680,875) (c)			101.2%	87,680,875
	Liabilities in Excess of Other Assets			(1.2)	(1,005,361)

	Net Assets			100.0%	$86,675,514

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

GANs	Grant Anticipation Notes.

ROCs	Reset Option Certificates.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Morgan Stanley California Tax-Free Daily Income Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
California Tax-Exempt Short-Term Variable Rate Municipal Obligations	$71,435,000	—	$71,435,000	—
California Tax-Exempt Short-Term Municipal Notes and Bonds	8,445,875	—	8,445,875	—
California Tax-Exempt Commercial Paper	7,800,000	—	7,800,000	—

Total	$87,680,875	—	$87,680,875	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Daily Income Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011